Discontinued operations - Income Statement (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		$ 118	$ 171
Operating costs		(57)	(71)
Depreciation		(18)	(38)
Amortization		(7)	(16)
Interest expense
Interest expense		(6)	(7)
Other (expense) income		(8)	(6)
Income taxes		(7)	(4)
Net earnings attributable to common shareholders before gain on sale		15	29
Gain on sale (net of taxes of $3 million)		211	0
Net earnings attributable to common shareholders		226	29
Revenues		22,883	23,793
Operating costs		(13,276)	(13,787)
Depreciation		(3,475)	(3,458)
Amortization		(929)	(886)
Interest expense		(1,110)	(1,125)
Other (expense) income		(194)	95
Gain on sale (net of taxes of $3 million)	$ 211
Tax expense (income) relating to gain (loss) on discontinuance		(3)
Net earnings attributable to common shareholders		$ 226	$ 29